Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		$ 128,114
Impairment losses	$ (2,500)	(2,500)
Acquisitions through business combinations		14	$ 307
Hyperinflation monetary adjustments		(30)	(48)
Goodwill ending balance	115,080	115,080		$ 128,114
Carrying amount	115,080	115,080		128,114
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		128,119	133,316	133,316
Effect of movements in foreign exchange		(10,658)		53
Acquisitions through business combinations		73		682
Disposals through the sale of subsidiaries				(22)
Hyperinflation monetary adjustments		51		171
Reclassified as held for sale				(6,081)
Goodwill ending balance	117,585	117,585		128,119
Carrying amount	117,585	117,585	133,316	133,316
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(5)	(5)	(5)
Impairment losses		(2,500)
Goodwill ending balance	(2,505)	(2,505)		(5)
Carrying amount	$ (2,505)	$ (2,505)	$ (5)	$ (5)